Short-term loans - bank (Details) - Bank of Beijing [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maturities	Matured in May, June, and July 2019 (1) and April 2020 (2) and matures in March and April 2021 (3) and matures in February and March 2022 (4)
Collateral/Guarantee	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*
Short-term loans - bank	$ 3,065,134	$ 2,872,820
Minimum [Member]
Interest rate	4.80%
Maximum [Member]
Interest rate	5.70%